Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 420	$ 276
Long-term receivables	229	87
Pension overfunded status	21	17
Unrealized gain on cash flow hedges	6	5
Other, net	43	27
Total other assets	$ 719	$ 412